Geographic Area and Products and Services Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Geographic Area and Products and Services Information

Note 19. Geographic Area and Products and Services Information

The table below presents net sales and long-lived assets by geographic region for the years ended December 31, 2016, 2015 and 2014.

	U.S.	Europe	Asia	Canada	Other	Consolidated
2016
Net sales	$845.2	$62.4	$39.2	$32.1	$4.6	$983.5
Long-lived assets(a)	107.4	3.1	0.6	0.5	—	111.6
2015
Net sales	$900.8	$70.0	$49.3	$23.7	$5.7	$1,049.5
Long-lived assets(a)	96.0	2.7	0.6	0.8	—	100.1
2014
Net sales	$916.3	$73.6	$53.7	$29.9	$6.6	$1,080.1
Long-lived assets(a)	82.7	2.3	0.9	1.2	0.1	87.2

(a)	Includes net property, plant and equipment, net software and other noncurrent assets.

The following table summarizes net sales for services and products for the years ended December 31, 2016, 2015 and 2014.

	2016 Net Sales	2015 Net Sales	2014 Net Sales
Capital Markets	$387.6	$431.0	$442.3
Investment Markets	143.2	139.1	140.7
Language Solutions and other	67.8	58.5	55.2

Total services	598.6	628.6	638.2

Investment Markets	$199.1	$204.0	$211.2
Capital Markets	168.5	193.9	203.7
Language Solutions and other	17.3	23.0	27.0

Total products	384.9	420.9	441.9

Total net sales	$983.5	$1,049.5	$1,080.1